Note 18 - Segment Reporting and Geographic Information - Long Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net	$ 1,628	$ 1,868
CHINA
Property and equipment, net	60	90
UNITED STATES
Property and equipment, net	$ 1,568	$ 1,778